UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
	Asset-Backed Securities		(000)	Value
Asset-Backed Securities - 1.7%	Ford Credit Auto Owner Trust, Series 2009-A,
	Class A3B, 2.73%, 5/15/13 (a)	USD	9,135	$ 9,380,137
	Structured Asset Receivables Trust, Series 2003-1A,
	Class CTFS, 0.78%, 1/21/10 (a)		571	559,991
				9,940,128
Interest Only - 0.4%	Sterling Bank Trust Series 2004-2, Class Note, 2.08%,
	3/30/30		17,375	1,145,681
	Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		14,491	1,408,344
				2,554,025
	Total Asset-Backed Securities - 2.1%			12,494,153
Industry	Common Stocks		Shares
Auto Components - 0.1%	Lear Corp. (b)		12,644	796,419
Commercial Services & Supplies - Sirva (b)			1,109	11,090
0.0%
Construction & Engineering -	USI United Subcontractors (b)		6,111	79,444
0.0%
Metals & Mining - 0.0%	Euramax International (b)		234	7,011
	Total Common Stocks - 0.1%			893,964
			Par
	Corporate Bonds		(000)
Air Freight & Logistics - 0.1%	Park-Ohio Industries, Inc., 8.38%, 11/15/14	USD	905	693,456
Airlines - 0.3%	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,444	1,444,000
Auto Components - 0.0%	Delphi International Holdings Unsecured, 12.00%,
	10/06/14		65	63,320
Automobiles - 0.1%	Ford Capital BV, 9.50%, 6/01/10		500	516,250
Building Products - 0.1%	CPG International I, Inc., 10.50%, 7/01/13		750	680,625
Capital Markets - 0.4%	E*Trade Financial Corp., 3.99%, 8/31/19 (c)(d)		249	388,751
	Marsico Parent Co., LLC, 10.63%, 1/15/16		2,651	1,564,090
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (c)(e)		1,139	244,939
	Marsico Parent Superholdco, LLC, 14.50%,
	1/15/18 (c)(e)		787	169,186
				2,366,966
Chemicals - 1.1%	American Pacific Corp., 9.00%, 2/01/15		1,100	1,025,750
	Ames True Temper, Inc., 4.28%, 1/15/12 (a)		2,085	1,840,012
	Huntsman International LLC, 5.50%, 6/30/16 (c)		1,385	1,201,487
	Innophos, Inc., 8.88%, 8/15/14		2,225	2,269,500
				6,336,749
Commercial Services &	ACCO Brands Corp., 10.63%, 3/15/15 (c)		1,025	1,105,719
Supplies - 1.0%	DI Finance, Series B, 9.50%, 2/15/13		2,326	2,349,260

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Waste Services, Inc., 9.50%, 4/15/14	USD	2,065	$ 2,116,625
				5,571,604
Consumer Finance - 0.9%	Ford Motor Credit Co. LLC, 7.38%, 2/01/11		2,800	2,824,791
	Ford Motor Credit Co. LLC, 3.26%, 1/13/12 (a)		565	512,172
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		1,665	1,663,703
				5,000,666
Containers & Packaging - 1.8%	Berry Plastics Escrow LLC, 8.25%, 11/15/15 (c)		2,400	2,370,000
	Berry Plastics Holding Corp., 4.50%, 9/15/14 (a)		510	397,800
Beverage Packaging Holdings Luxembourg II SA, 8.00%,
	12/15/16	EUR	165	227,935
	Crown Americas LLC, 7.75%, 11/15/15	USD	885	902,700
	Impress Holdings BV, 3.41%, 9/15/13 (a)(c)		1,370	1,286,087
	Pregis Corp., 12.38%, 10/15/13		2,020	1,919,000
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	1,215	1,742,282
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		1,155	1,677,922
				10,523,726
Diversified Financial Services -	GMAC LLC, 6.88%, 9/15/11 (c)	USD	5,050	4,860,625
1.5%	GMAC LLC, 6.88%, 8/28/12 (c)		1,371	1,299,022
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (c)		2,615	2,641,150
				8,800,797
Diversified Telecommunication	Deutsche Telekom International Finance BV, 8.50%,
Services - 3.3%	6/15/10		5,000	5,196,130
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (c)		3,850	4,042,500
	PAETEC Holding Corp., 8.88%, 6/30/17 (c)		1,000	992,500
	Qwest Communications International, Inc., 7.50%,
	2/15/14		610	603,900
	Qwest Communications International, Inc., 8.00%,
	10/01/15 (c)		2,500	2,500,000
	Qwest Communications International, Inc., Series B,
	7.50%, 2/15/14		2,985	2,955,150
	Qwest Corp., 8.38%, 5/01/16 (c)		590	616,550
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (c)		900	963,000
	Windstream Corp., 8.13%, 8/01/13		790	807,775
	Windstream Corp., 8.63%, 8/01/16		690	695,175
				19,372,680
Electric Utilities - 0.0%	Elwood Energy LLC, 8.16%, 7/05/26		138	123,477
Energy Equipment & Services -	Compagnie Generale de Geophysique-Veritas, 7.50%,
0.1%	5/15/15		255	252,450
	Compagnie Generale de Geophysique-Veritas, 7.75%,
	5/15/17		420	415,275
	North American Energy Partners, Inc., 8.75%, 12/01/11		140	138,600
				806,325
Food & Staples Retailing - 0.1%	Duane Reade, Inc., 11.75%, 8/01/15 (c)		455	490,262
Food Products - 0.3%	Smithfield Foods, Inc., 10.00%, 7/15/14 (c)		1,810	1,895,975
Health Care Equipment &	DJO Finance LLC, 10.88%, 11/15/14		2,780	2,925,950
Supplies - 0.5%

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Health Care Providers &	Community Health Systems, Inc. Series WI, 8.88%,
Services - 2.3%	7/15/15	USD	450	$ 459,000
	DaVita, Inc., 6.63%, 3/15/13		1,980	1,965,150
	Tenet Healthcare Corp., 9.00%, 5/01/15 (c)		812	858,690
	Tenet Healthcare Corp., 10.00%, 5/01/18 (c)		6,682	7,433,725
	Viant Holdings, Inc., 10.13%, 7/15/17 (c)		2,948	2,844,820
				13,561,385
Hotels, Restaurants & Leisure -	American Real Estate Partners LP, 8.13%, 6/01/12		5,860	5,845,350
1.3%	American Real Estate Partners LP, 7.13%, 2/15/13		1,480	1,450,400
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(c)(f)		1,344	280,560
	Tropicana Entertainment, LLC Series WI, 9.63%,
	12/15/14 (b)(f)		375	1,406
				7,577,716
Household Durables - 1.4%	Beazer Homes USA, Inc., 12.00%, 10/15/17 (c)		3,800	4,104,000
	Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (b)(e)(f)		200	-
	Jarden Corp., 7.50%, 5/01/17		675	668,250
	K Hovnanian Enterprises, Inc., 10.63%, 10/15/16 (c)		3,480	3,549,600
				8,321,850
IT Services - 0.5%	iPayment, Inc., 9.75%, 5/15/14		950	719,625
	iPayment Investors LP, 12.75%, 7/15/14 (c)(e)		4,759	1,903,523
	SunGard Data Systems, Inc., 4.88%, 1/15/14		215	198,069
				2,821,217
Independent Power Producers	The AES Corp., 8.75%, 5/15/13 (c)		2,803	2,852,052
& Energy Traders - 2.9%	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (c)		3,550	3,567,750
	NRG Energy, Inc., 7.25%, 2/01/14		9,660	9,744,525
	NRG Energy, Inc., 7.38%, 2/01/16		475	472,625
				16,636,952
Industrial Conglomerates -	Sequa Corp., 11.75%, 12/01/15 (c)		2,950	2,625,500
1.3%	Sequa Corp., 13.50%, 12/01/15 (c)(e)		5,678	4,940,169
				7,565,669
Machinery - 1.1%	AGY Holding Corp., 11.00%, 11/15/14		1,700	1,385,500
	Navistar International Corp., 8.25%, 11/01/21		2,700	2,652,750
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (c)		3,125	2,453,125
	Synventive Molding Solutions, Sub-Series A, 14.00%,
	1/14/11		740	36,976
				6,528,351
Marine - 0.3%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		516	507,615
	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (c)		1,230	1,260,750
				1,768,365
Media - 4.9%	Affinion Group, Inc., 10.13%, 10/15/13		2,825	2,881,500
	CCH II LLC, 13.50%, 11/30/16		1,406	1,669,672
	CMP Susquehanna Corp., 3.52%, 5/15/14 (c)		194	3,880
	EchoStar DBS Corp., 7.00%, 10/01/13		1,450	1,450,000
	EchoStar DBS Corp., 7.13%, 2/01/16		200	198,000
	Lighthouse International Co. SA, 8.00%, 4/30/14	EUR	273	243,904
	Lighthouse International Co. SA, 8.00%, 4/30/14 (c)		235	209,954

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17	USD	1,575	$ 945,000
	Network Communications, Inc., 10.75%, 12/01/13		1,520	611,800
	Nielsen Finance LLC, 10.00%, 8/01/14		3,695	3,815,087
	ProtoStar I Ltd., 18.00%, 10/15/12 (b)(c)(d)(f)		3,454	3,281,403
	Rainbow National Services LLC, 8.75%, 9/01/12 (c)		925	938,875
	Rainbow National Services LLC, 10.38%, 9/01/14 (c)		3,134	3,282,865
	TL Acquisitions, Inc., 10.50%, 1/15/15 (c)		4,965	4,605,037
	TVN Finance Corp. Plc, 10.75%, 11/15/17	EUR	120	181,987
	UPC Germany GmbH, 8.13%, 12/01/17 (c)	USD	4,500	4,500,000
				28,818,964
Metals & Mining - 1.5%	Arch Western Finance LLC, 6.75%, 7/01/13		2,500	2,487,500
	Murray Energy Corp., 10.25%, 10/15/15 (c)		1,430	1,401,400
	New World Resources NV, 7.38%, 5/15/15	EUR	1,400	1,912,970
	Teck Resources Ltd., 10.75%, 5/15/19	USD	2,500	2,918,750
				8,720,620
Multiline Retail - 0.3%	Dollar General Corp., 11.88%, 7/15/17 (e)		1,673	1,869,577
Oil, Gas & Consumable Fuels -	Berry Petroleum Co., 8.25%, 11/01/16		550	536,250
2.1%	Chesapeake Energy Corp., 6.38%, 6/15/15		650	604,500
	Chesapeake Energy Corp., 7.25%, 12/15/18		2,500	2,406,250
	EXCO Resources, Inc., 7.25%, 1/15/11		275	273,625
	El Paso Corp., 7.00%, 6/15/17		2,500	2,450,000
	Encore Acquisition Co., 6.00%, 7/15/15		250	249,375
	OPTI Canada, Inc., 8.25%, 12/15/14		620	496,000
	Overseas Shipholding Group, Inc., 8.75%, 12/01/13		1,190	1,209,337
	Sabine Pass LNG LP, 7.50%, 11/30/16		1,515	1,257,450
	SandRidge Energy, Inc., 4.22%, 4/01/14 (a)		1,500	1,268,628
	SandRidge Energy, Inc., 8.63%, 4/01/15 (e)		180	172,800
	Whiting Petroleum Corp., 7.25%, 5/01/12		75	75,375
	Whiting Petroleum Corp., 7.25%, 5/01/13		1,390	1,396,950
				12,396,540
Paper & Forest Products -	Domtar Corp., 7.88%, 10/15/11		10	10,400
1.8%	NewPage Corp., 6.73%, 5/01/12 (a)		1,500	922,500
	NewPage Corp., 10.00%, 5/01/12		190	122,550
	NewPage Corp., 11.38%, 12/31/14 (c)		9,845	9,697,325
				10,752,775
Pharmaceuticals - 0.2%	Valeant Pharmaceuticals International, 8.38%,
	6/15/16 (c)		1,320	1,359,600
Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16		350	345,187
Semiconductors &	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (c)		775	731,406
Semiconductor Equipment -
0.1%
Software - 0.0%	BMS Holdings, Inc., 8.35%, 2/15/12 (a)(c)(e)		568	11,362

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Specialty Retail - 1.6%	General Nutrition Centers, Inc., 10.75%, 3/15/15	USD	1,300	$ 1,319,500
	Group 1 Automotive, Inc., 8.25%, 8/15/13		5,000	4,950,000
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12 (b)(f)		1,454	14,540
	Sonic Automotive, Inc. Series B, 8.63%, 8/15/13		3,135	3,087,975
				9,372,015
Textiles, Apparel & Luxury	Levi Strauss & Co., 8.63%, 4/01/13	EUR	2,400	3,513,619
Goods - 0.8%	Quiksilver, Inc., 6.88%, 4/15/15	USD	1,410	1,078,650
				4,592,269
Tobacco - 0.2%	Reynolds American, Inc., 7.63%, 6/01/16		1,000	1,086,851
Wireless Telecommunication	Cricket Communications, Inc., 9.38%, 11/01/14		30	28,875
Services - 1.1%	Cricket Communications, Inc., 10.00%, 7/15/15		240	232,800
	Cricket Communications, Inc., 7.75%, 5/15/16 (c)		2,250	2,221,875
	Digicel Group Ltd., 8.88%, 1/15/15 (c)		1,120	1,086,400
	Digicel Group Ltd., 9.13%, 1/15/15 (c)(e)		2,467	2,380,655
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		270	270,675
				6,221,280
	Total Corporate Bonds - 37.4%			218,672,779
	Floating Rate Loan Interests (a)
Aerospace & Defense - 0.7%	Avio SpA Facility B2, 2.36%, 12/15/14		977	882,721
	Avio SpA Facility C2, 2.98%, 12/14/15		982	886,772
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit
	Facility Deposit, 0.18%, 3/26/14		156	116,167
	Hawker Beechcraft Acquisition Co., LLC, Term Loan,
	2.23% - 2.28%, 3/26/14		2,630	1,963,217
				3,848,877
Auto Components - 1.3%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%,
	8/07/14		3,993	3,494,047
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15		3,080	2,748,637
	Dayco Products LLC - (Mark IV Industries, Inc.),
	Replacement, Term Loan B, 0.00%, 6/01/11 (b)(f)		20	10,081
	Dayco Products, Term Loan B, 9.25%, 5/13/14		205	184,133
	Dayco Products, Term Loan C, 11.25%, 11/13/14		29	26,005
	Lear Corp., Term Loan (Second Lien), 9.00%, 11/09/12		1,375	1,377,292
				7,840,195
Automobiles - 0.5%	Ford Motor Co., Term Loan, 3.24% - 3.29%, 12/15/13		3,063	2,683,611
Beverages - 0.7%	Culligan International Co., Loan (Second Lien), 5.17%,	EUR
	4/24/13		1,500	827,728
	InBev NV/SA, Bridge Loan, 1.43%, 7/15/13	USD	3,000	2,937,189
	Le-Nature's, Inc., Tranche B Term Loan, 9.50%,
	3/01/11 (b)(f)		1,000	395,000
				4,159,917

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
Building Products - 1.1%	Building Materials Corp. of America, Term Loan
	Advance, 3.00%, 2/22/14	USD	2,580	$ 2,333,174
	Custom Building Products, Inc., Loan (Second Lien),
	10.75%, 4/20/12		1,500	1,425,000
	Goodman Global Holdings, Term Loan B, 6.25%,
	2/13/14		1,375	1,373,855
	Momentive Performance Materials (Blitz 06-103 GmbH),	EUR
	Tranche B-2 Term Loan, 2.69%, 12/04/13		995	1,314,122
	United Subcontractors, Term Loan (First Lien), 1.79%,	USD
	6/30/15		143	121,834
				6,567,985
Capital Markets - 0.2%	Marsico Parent Co., LLC, Term Loan, 5.00% - 5.06%,
	12/15/14		456	286,080
	Nuveen Investments, Inc., Term Loan, 3.28%, 11/13/14		1,359	1,134,501
				1,420,581
Chemicals - 3.2%	Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		649	658,654
	Brenntag AG, Term Loan B, 2.77%, 11/24/37	EUR	276	400,842
	Brenntag Holding GmbH & Co. KG, Facility 3A
	(Second Lien), 5.02%, 3/21/16		115	167,243
	Brenntag Holding GmbH & Co. KG, Facility 3B	USD
	(Second Lien), 4.24%, 7/17/15		500	484,375
	Brenntag Holding GmbH & Co. KG, Facility 3B	EUR
	(Second Lien), 5.02%, 3/15/16		385	560,069
Brenntag Holding GmbH & Co. KG, Facility B6A and B6B,
	3.02%, 11/24/37		213	310,329
	Cognis GmbH Facility B (French), 2.77%, 11/16/13		197	275,595
	Cognis GmbH Facility B (French), 2.77%, 11/17/13		803	1,125,348
Edwards (Cayman Islands II) Ltd., Term Loan (First Lien),
	2.26%, 5/31/14	USD	448	373,278
	ElectricInvest Holding Co. Ltd. (Viridian Group Plc)
	Junior Term Facility, 4.93%, 4/20/12	EUR	894	1,080,201
	ElectricInvest Holding Co. Ltd. (Viridian Group Plc)
	Junior Term Facility, 5.02%, 12/21/12	GBP	900	1,191,867
	Gentek, Inc. Term Loan B, 7.00%, 10/20/14	USD	700	702,917
	Huish Detergents Inc., Tranche B Term Loan, 1.99%,
	4/26/14		1,234	1,170,449
	Ineos US Finance LLC, Term A4 Facility, 9.00%, 12/14/12		334	294,566
	Nalco Company, Term Loan, 6.50%, 5/13/16		2,065	2,077,529
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan
	(Second Lien), 6.74%, 7/30/15		2,900	2,375,912
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan
	(First Lien), 3.49% - 3.54%, 7/31/14		3,950	3,476,000
Rockwood Specialties Group, Inc., Term Loan H, 6.00%,
	5/15/14		940	941,685
	Solutia Inc., Loan, 7.25%, 2/28/14		1,288	1,303,041
				18,969,900

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
Commercial Services & Supplies - ARAMARK Corp., Facility Letter of Credit, 0.29%,
1.6%	1/26/14	USD	185 $	166,523
	ARAMARK Corp., U.S. Term Loan, 2.11% - 2.16%,
	1/26/14		2,808	2,532,091
	Casella Waste Systems, Inc., Term Loan B, 7.00%,
	4/08/14		633	634,996
EnviroSolutions Real Property Holdings, Inc., Initial Term
	Loan, 11.00%, 7/07/12		507	365,393
	SIRVA Worldwide, Inc., Loan (Second Lien), 12.00%,
	5/12/15		267	26,678
	Synagro Technologies, Inc., Term Loan (First Lien),
	2.23% - 2.24%, 4/02/14		2,708	2,183,678
	West Corp., Term Loan B3, 7.25%, 11/08/13		3,468	3,445,042
				9,354,401
Computers & Peripherals - 0.1%	Intergraph Corp., Term Loan (Second Lien), 6.26%,		750	705,000
	11/28/14
Consumer Finance - 1.3%	Chrysler Financial Corp. Return of Capital, 4.24%,
	8/03/12		2,750	2,626,938
DaimlerChrysler Financial Services Americas LLC, Term
	Loan (First Lien), 4.24%, 8/03/12		4,975	4,780,144
				7,407,082
Containers & Packaging - 0.4%	Graham Packaging Co., LP, Term Loan B, 2.50%,
	10/07/11		1,530	1,476,844
	Smurfit-Stone Container Enterprise, Inc., Deposit
	Funded Facility, 4.50%, 11/01/10 (b)(f)		92	89,664
	Smurfit-Stone Container Enterprise, Inc., Tranche B,
	2.50%, 11/01/11 (b)(f)		105	102,040
	Smurfit-Stone Container Enterprise, Inc., Tranche C,
	2.50%, 11/01/11		198	191,711
	Smurfit-Stone Container Enterprise, Inc., Tranche C-1
	Term Loan, 2.50%, 11/01/11		60	57,963
	Smurfit-Stone Container, Revolving Credit,
	2.75% - 5.25%, 11/12/09		152	148,544
	Smurfit-Stone Container, Revolving Credit U.S.,
	2.50% - 4.50%, 11/01/09		459	447,867
				2,514,633
Distributors - 0.0%	Keystone Automotive Operations, Inc., Loan, 3.78% -
	5.75%, 1/12/12		315	197,149
Diversified Consumer	Coinmach Service Corp., Term Loan, 3.24% - 3.27%,
	11/14/14		4,679	3,976,786
Services - 1.4%	Education Management Corp., Term Loan C, 2.06%,
	6/01/13		746	684,050
	Laureate Education, Term Loan B, 7.00%, 12/31/14		3,500	3,373,125
				8,033,961

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
Diversified Financial Services -	CIT Group, Term Loan A, 9.50%, 1/20/12	USD	8,500 $	8,620,420
1.8%	Professional Service Industries, Inc., Term Loan (First
	Lien), 2.99%, 10/31/12		564	282,021
	Reynolds Group, Term Loan B, 6.25%, 10/28/15		1,400	1,396,500
				10,298,941
Diversified Telecommunication	Cavtel Holdings, LLC, Term Loan, 10.50%, 12/31/12		1,200	945,000
Services - 1.4%	Hawaiian Telcom Communications, Inc., Tranche C Term
	Loan, 4.75%, 5/30/14		1,928	1,376,250
Integra Telecom Holdings, Inc., Term Loan (First Lien),
	10.50%, 8/31/13		1,471	1,461,438
PAETEC Holding Corp., Replacement Term Loan, 2.73%,
	2/28/13		421	395,191
	Wind Telecomunicazioni SpA, A1 Term Loan Facility,	EUR
	3.01%, 9/22/12		2,924	4,265,623
				8,443,502
Electric Utilities - 0.1%	TPF Generation Holdings, LLC, Synthetic Letter of Credit
	Deposit (First Lien), 0.18%, 12/15/13	USD	151	141,134
	TPF Generation Holdings, LLC, Synthetic Revolving
	Deposit, 0.19%, 12/15/11		47	44,243
	TPF Generation Holdings, LLC, Term Loan (First Lien),
	2.23%, 12/15/13		409	383,730
				569,107
Electrical Equipment - 0.2%	Electrical Components International Holdings Co. (ECI),
	Term Loan (Second Lien), 11.50%, 5/01/14		500	25,000
	Generac Acquisition Corp., Term Loan (First Lien),
	2.78%, 11/10/13		1,464	1,323,045
				1,348,045
Electronic Equipment,	Flextronics International Ltd., A Closing Date Loan,
Instruments & Components -	2.49% - 2.54%, 10/01/14		2,697	2,466,266
0.9%	Flextronics International Ltd., Delay Draw Term Loan,
	2.53%, 10/01/12		775	708,697
	Flextronics International Ltd., Term Loan B, 2.54%,
	10/01/12		1,433	1,342,954
	Matinvest 2 SAS/ Butterfly Wendel U.S., Inc.
	(Deutsche Connector) B-2 Facility, 2.78%, 6/22/14		478	365,625
	Matinvest 2 SAS/ Butterfly Wendel U.S., Inc.
	(Deutsche Connector) C-2 Facility, 3.03%, 6/22/15		829	634,352
				5,517,894

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
Energy Equipment & Services -	Dresser, Inc., Term Loan B, 2.52%, 5/04/14	USD	1,132 $	1,038,544
0.4%	MEG Energy Corp., Initial Term Loan, 2.29%, 4/03/13		483	438,472
	Trinidad USA Partnership LP, U.S. Term Loan, 2.74%,
	5/01/11		1,018	875,673
				2,352,689
Food & Staples Retailing - 2.1%	AB Acquisitions Topco 2 Ltd. (fka Alliance Boots),
	Facility B1, 3.52%, 7/09/15	GBP	3,500	5,039,391
	DS Waters of America, Inc., Term Loan, 4.29%,	USD
	10/20/12		500	429,167
	Pilot Travel Centers, Term Loan B, 0.00%, 11/18/15		3,500	3,502,916
	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		2,150	2,210,916
	WM. Bolthouse Farms, Inc., Term Loan (First Lien),
	2.56%, 12/16/12		843	817,691
				12,000,081
Food Products - 1.2%	Dole Food Co., Inc., Credit-Linked Deposit, 0.28%,
	4/12/13		280	280,988
	Dole Food Co., Inc., Tranche B Term Loan, 8.00%,
	4/12/13		488	489,923
	Michael Foods, Term Loan B, 6.50%, 4/24/14		1,478	1,482,117
	Michaels Stores, Inc., Term Loan B, 4.81%, 7/31/16		672	596,724
	Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%,
	4/12/13		1,612	1,619,205
	Wm. Wrigley Jr. Co., Tranche B Term Loan, 6.50%,
	9/30/14		2,437	2,444,060
				6,913,017
Health Care Equipment &	Biomet, Inc., Dollar Term Loan, 3.25% - 3.28%,
Supplies - 0.7%	3/25/15		1,674	1,581,892
DJO Finance, LLC (ReAble Therapeutics Fin LLC), Term
	Loan, 3.23% - 3.28%, 5/20/14		2,456	2,305,805
				3,887,697
Health Care Providers &	CCS Medical, Inc. (Chronic Care), Loan Debtor in
Services - 2.6%	Possession, 11.00%, 11/16/12		31	31,247
CCS Medical, Inc. (Chronic Care), Term Loan (First Lien),
	4.35%, 9/30/12 (b)(f)		875	457,916
	CCS Medical Return of Capital, 0.00%, 9/30/11		1,100	575,666
	CHS/Community Health Systems, Inc., Delayed Draw
	Term Loan, 2.51%, 7/25/14		410	374,700
	CHS/Community Health Systems, Inc., Funded Term
	Loan, 2.51%, 7/25/14		8,041	7,347,719
	Catalent Pharma Solutions, Inc. (fka Cardinal Health
	409, Inc.), Term Loan, 2.69%, 11/19/37	EUR	655	845,821
	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12	USD	2,324	2,158,169

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests (a)	(000)	Value
	HealthSouth Corp., Term Loan, 2.54% - 2.55%, 3/10/13 USD	1,265 $	1,176,103
	HealthSouth, Term Loan B2, 4.04% - 4.05%, 3/15/14	1,041	980,560
	Vanguard Health Holding Co. II, LLC (Vanguard Health
	System, Inc.), Replacement Term Loan, 2.49%, 9/23/11	1,313	1,271,528
			15,219,429
Health Care Technology - 0.1%	Sunquest Information Systems, Inc. (Misys Hospital
	Systems, Inc.), Term Loan, 3.54%, 10/13/14	500	455,000
Hotels, Restaurants & Leisure -	BLB Worldwide Holdings, Inc. (Wembley, Inc.), First
3.5%	Priority Term Loan, 4.75%, 7/18/11 (b)(f)	1,989	1,178,486
	Busch Entertainment Corp., Term Loan, 5.75%,
	5/05/16	3,250	3,250,813
	CCM Merger Inc. (Motor City Casino), Term B Loan,
	8.50%, 7/13/12	1,492	1,417,539
	Green Valley Ranch Gaming, LLC, Term Loan (Second
	Lien), 3.55%, 8/16/14	1,500	337,500
	Harrah's Operating Co., Inc.,, Term Loan B, 9.50%,
	10/31/16	1,250	1,209,688
	Harrah's Operating Co., Inc., Term Loan B-1, 3.28%,
	1/28/15	449	347,475
	Harrah's Operating Co., Inc., Term Loan B-3, 3.28%,
	1/28/15	548	424,314
	OSI Restaurant Partners, LLC, Pre-Funded RC Loan,
	0.12% - 2.56%, 6/14/13	32	26,032
	Penn National Gaming, Inc., Term Loan B, 1.98% -
	2.03%, 10/03/12	2,828	2,695,227
	QCE, LLC (Quiznos), Term Loan (First Lien), 2.56%,
	5/05/13	1,935	1,556,868
	Travelport LLC (fka Travelport Inc.), Loan, 8.28%,
	3/27/12	4,702	4,185,038
	Universal City Development, Term Loan B, 7.75%,
	10/29/14	3,750	3,730,080
			20,359,060
Household Durables - 0.8%	Berkline/Benchcraft, LLC., Term Loan, 6.58%,
	11/03/11 (b)(f)	107	5,373
	Jarden Corporation, Term Loan B3, 2.78%, 1/24/12	761	740,139
	Simmons Bedding Co., Tranche D Term Loan, 9.50%,
	12/19/11	3,250	3,201,250
	Yankee Candle Co., Inc., Term Loan, 2.24%, 2/06/14	947	871,025
			4,817,787
Household Products - 0.2%	Central Garden & Pet Co., Tranche B Term Loan, 1.74%,
	9/30/12	988	928,633

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
IT Services - 1.5%	Amadeus IT Group SA / Amadeus Verwaltungs GmbH
	Term B3 Facility, 2.42%, 6/30/13	EUR	307 $	428,387
	Amadeus IT Group SA / Amadeus Verwaltungs GmbH
	Term B4 Facility, 2.42%, 6/30/13		184	255,767
	Amadeus IT Group SA / Amadeus Verwaltungs GmbH
	Term C3 Facility, 2.92%, 6/30/14		307	428,387
	Amadeus IT Group SA / Amadeus Verwaltungs GmbH
	Term C4 Facility, 2.92%, 6/30/14		184	255,767
	Audio Visual Services Group, Inc., Loan (Second Lien),	USD
	6.79%, 8/28/14		1,059	105,867
	Ceridian Corp, US Term Loan, 3.24% - 3.28%, 11/09/14		1,385	1,194,160
	First Data Corp., Initial Tranche B-1 Term Loan,
	2.99% - 3.04%, 9/24/14		3,654	3,040,691
	First Data Corp., Initial Tranche B-2 Term Loan,
	3.03% - 3.04%, 9/24/14		1,234	1,025,120
	First Data Corp., Initial Tranche B-3 Term Loan,
	3.03% - 3.04%, 9/24/14		561	465,559
	RedPrairie Corp., Term Loan B, 5.25% - 3.31%, 7/20/12		605	568,608
	SunGard Data Systems Inc. (Solar Capital Corp.),
	Incremental, Term Loan, 6.75%, 2/28/14		1,194	1,200,537
				8,968,850
Independent Power Producers &	Texas Competitive Electric Holdings Co., LLC (TXU)
Energy Traders - 0.7%	Initial Tranche B-2 Term Loan, 3.74% - 3.78%, 10/10/14		2,577	1,919,821
	Texas Competitive Electric Holdings Co., LLC (TXU)
	Initial Tranche B-3 Term Loan, 3.74% - 3.78%, 10/10/14		2,726	2,013,205
				3,933,026
Insurance - 0.1%	Conseco, Inc, Term Loan, 6.50%, 10/10/13		696	633,397
Leisure Equipment &	24 Hour Fitness Worldwide, Inc., Tranche B Term Loan,
Products - 0.2%	2.74% - 2.79%, 6/08/12		965	894,234
Life Sciences Tools & Services -	Life Technologies Corp., Term B Facility, 5.25%,
0.3%	11/23/15		1,783	1,779,380
Machinery - 1.9%	Accuride, Debtor In Possession, Term Loan, 10.00%,
	10/07/10		279	279,000
	Accuride, Term Loan, 6.00%, 1/31/12		2,935	2,912,987
	Blount, Inc., Term Loan B, 1.99% - 3.25%, 8/09/10		649	636,484
	LN Acquisition Corp. (Lincoln Industrial), Initial Term
	Loan (Second Lien), 6.04%, 1/09/15		1,500	990,000
	NACCO Materials Handling Group, Inc., Loan,
	2.23% - 2.52%, 3/21/13		484	382,163
Navistar Financial Corp., Tranche A Term Loan, 2.25%,
	3/27/10		2,000	1,967,500
	Navistar International Corp., Revolving Credit-Linked
	Deposit, 3.50%, 1/19/12		533	527,333

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
	Navistar International Corp., Term Advance, 3.50%,
	1/19/12	USD	1,467 $	1,450,167
	Oshkosh Truck Corp., Term B Loan, 6.29% - 6.33%,
	12/06/13		1,570	1,565,097
	Standard Steel, LLC, Delayed Draw Term Loan, 8.25%,
	7/02/12		74	63,277
	Standard Steel, LLC, Initial Term Loan, 9.00%, 7/02/12		368	313,951
				11,087,959
Marine - 0.3%	Delphi Acquisition Holding I BV (fka Dockwise)
	Facility B2, 2.28%, 1/12/15		939	890,350
	Delphi Acquisition Holding I BV (fka Dockwise)
	Facility C2, 3.16%, 1/11/16		939	890,350
				1,780,700
Media - 11.2%	Acosta, Inc., Term Loan, 2.49%, 7/28/13		968	879,216
	Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		1,048	929,790
	Alpha Topco Limited (Formula One) Facility D, 3.73%,
	6/30/14		1,000	823,929
	Atlantic Broadband Finance, LLC, Term Loan B-2-B,
	6.75%, 6/01/13		933	921,331
	Atlantic Broadband Finance, LLC, Tranche B-2-A Term
	Loan, 2.54%, 9/01/11		35	33,771
	Catalina Marketing Corp., Initial Term Loan, 2.99%,
	10/01/14		764	708,763
Cengage Learning Acquisitions, Inc. (Thomson Learning),
	Tranche 1 Incremental Term Loan, 7.50%,
	7/03/14		3,703	3,642,949
Cequel Communications, LLC, Term Loan, 2.26% - 4.25%,
	11/05/13		6,178	5,698,626
	Cequel Communications, LLC, Tranche B Term Loan
	(Second Lien), 6.26%, 5/05/14		2,738	2,724,488
	Charter Communications Operating, LLC, New Term
	Loan, 4.26%, 3/06/14 (b)(f)		4,273	3,949,351
	Charter Communications, Term Loan B1, 9.25%,
	3/25/14		746	753,674
	FoxCo Acquisition Sub, LLC, Term Loan, 7.50%,
	7/14/15		1,893	1,746,404
	HIT Entertainment, Inc., Term Loan (Second Lien),
	5.78%, 2/26/13		1,000	540,000
	HMH Publishing Co. Ltd., Mezzanine, 17.50%,
	11/14/14 (e)		1,921	384,297
HMH Publishing Co. Ltd., Tranche A Term Loan, 5.28%,
	6/12/14		1,635	1,387,714
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.53%,
	3/08/14		2,724	1,143,975

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
	Harland Clarke Holdings Corp. (fka Clarke American
	Corp.), Tranche B Term Loan, 2.73% - 2.78%, 6/30/14	USD	1,466	$ 1,202,702
	Insight Midwest Holdings, LLC, Term Loan B, 2.29%,
	4/07/14		1,550	1,447,035
Intelsat Corp. (fka PanAmSat Corp.), Term B-2-A, 2.74%,
	1/03/14		586	542,970
Intelsat Corp. (fka PanAmSat Corp.), Term B-2-B, 2.74%,
	1/03/14		586	542,804
Intelsat Corp. (fka PanAmSat Corp.), Term B-2-C, 2.74%,
	1/03/14		586	542,804
	Lamar Media Corp., B Incremental, 5.50%, 9/28/12		2,206	2,188,504
	Lamar Media Corp., Term Loan, 5.50%, 9/30/12		493	489,132
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG)
	Facility B1, 3.53%, 6/30/15	EUR	337	334,335
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG)
	Facility C1, 3.78%, 6/30/16		337	334,335
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG)
	Facility D, 4.90%, 12/28/16		904	515,962
MCC Iowa LLC (Mediacom Broadband Group), Tranche E
	Term Loan, 6.50%, 1/03/16	USD	448	448,013
	MCNA Cable Holdings LLC (OneLink Communications),
	Loan, 7.23%, 3/01/13 (e)		1,933	773,361
Mediacom Illinois, LLC (fka Mediacom Communications,
	LLC), Tranche D Term Loan, 5.50%, 3/31/17		1,000	996,250
	Metro-Goldwyn-Mayer Inc., Tranche B Term Loan,
	20.50%, 4/09/12		2,175	1,359,375
	Mission Broadcasting, Inc., Term B Loan, 6.25%,
	10/01/12		953	864,550
	Multicultural Radio Broadcasting, Inc., Term Loan,
	2.99%, 12/18/12		311	233,250
	NTL Cable Plc, Term Loan, 2.90%, 11/19/37	GBP	583	936,033
	New Vision Exit, Term Loan, 13.00%, 10/01/12	USD	160	160,050
	Newsday, LLC, Fixed Rate Term Loan, 10.50%,
	8/01/13		3,755	3,930,235
	Nexstar Broadcasting, Inc, Term Loan B, 5.00%,
	10/01/12		1,008	914,316
	Nielsen Co., Term Loan B, 3.99%, 5/01/16		2,711	2,477,776
Nielsen Finance LLC, Class A, Dollar Term Loan, 2.24%,
	8/09/13		1,302	1,169,593
	Penton Media, Inc., Loan (Second Lien), 5.28%,
	2/01/14		1,000	203,333
	Penton Media, Inc., Term Loan (First Lien), 2.62%,
	2/01/13		1,097	717,082
Protostar Ltd., Debtor in Possession, Term Loan, 18.00%,
	12/15/09 (b)(f)		673	673,313

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
	Springer Term Loan B, 2.69%, 9/16/11	USD	820	$ 775,794
	Springer Term Loan C, 3.03%, 5/05/12		597	564,687
	Springer Term Loan E-2, 3.29%, 9/16/12		229	216,787
	Springer Term Loan E-2-4, 3.29%, 9/16/12		311	293,940
Sunshine Acquisition Ltd. (aka HIT Entertainment), Term
	Facility, 2.53%, 3/20/12		2,407	2,064,086
	TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		1,492	1,491,839
Telecommunications Management, LLC Multi-Draw Term
	Loan, 3.761%, 6/30/13		232	171,473
	Telecommunications Management, LLC Term Loan,
	3.761%, 6/30/13		919	680,153
	UPC Financing Partnership, Facility U, 4.43%, 12/31/17	EUR	1,838	2,545,952
Virgin Media Investment Holdings Ltd., C Facility, 3.58%,
	7/17/13	GBP	2,000	3,055,295
World Color Press Inc. and World Color (USA) Corp. (fka
	Quebecor World Inc.), Advance, 9.00%, 7/23/12	USD	1,298	1,300,897
	Yell Group Plc, Term Loan A, 7.12%, 8/09/11		898	821,625
	Yell Group Plc, Term Loan B, 3.28%, 8/09/13		1,817	1,408,226
				65,656,145
Metals & Mining - 0.1%	Essar Steel Algoma Inc. (fka Algoma Steel Inc.), Term
	Loan, 8.00%, 6/20/13		494	465,300
Multi-Utilities - 0.3%	FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
	Synthetic Letter of Credit, 0.16%, 11/01/13		244	222,321
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
	Term Loan B (First Lien), 3.13%, 11/01/13		1,895	1,725,478
	Mach Gen, LLC, Synthetic Letter of Credit Loan
	(First Lien), 0.03%, 2/22/13		69	63,236
				2,011,035
Multiline Retail - 0.6%	Dollar General Corp., Tranche B-2 Term Loan, 2.98%,
	7/07/14		249	232,161
	Hema BV, Term Loan B, 5.43%, 1/01/17	EUR	2,600	2,771,855
	The Neiman Marcus Group Inc., Term Loan,
	2.24% - 2.32%, 4/06/13	USD	350	297,695
				3,301,711
Oil, Gas & Consumable Fuels -	Big West Oil, LLC, Delayed Advance Loan, 6.50%,
1.1%	5/15/14 (b)(f)		1,268	1,204,303
	Big West Oil, LLC, Initial Advance Loan, 6.50%,
	5/15/14 (b)(f)		1,007	956,999
	Coffeyville Resources, LLC, Tranche D Term Loan,
	8.50%, 12/30/13		778	773,199
	Drummond Co., Inc., Term Advance, 1.48%, 2/14/11
			950	921,500

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
Niska Gas Storage Canada ULC, Canadian, Term Loan B,
	1.98%, 5/12/13	USD	450	$ 417,608
	Niska Gas Storage U.S., LLC, U.S. Term Loan B, 1.98%,
	5/12/13		47	43,878
	Niska Gas Storage U.S., LLC, Wild Goose Acquisition
	Draw-US Term B, 1.99%, 5/12/13		32	29,722
	Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		3,107	2,330,043
				6,677,252
Paper & Forest Products - 1.1%	Georgia-Pacific LLC, Term Loan B, 2.24% - 2.30%,
	12/22/12		4,508	4,278,538
	Georgia-Pacific LLC, Term Loan B-2, 2.21%, 12/20/12		1,893	1,796,256
	Verso Paper Finance Holdings LLC, Loan, 7.28%,
	2/01/13 (e)		611	219,798
				6,294,592
Personal Products - 0.5%	American Safety Razor Co., LLC, Term Loan (First Lien),
	2.54% - 2.79%, 7/25/13		625	586,458
	American Safety Razor Co., LLC, Term Loan
	(Second Lien), 6.54%, 1/30/14		2,500	2,054,167
				2,640,625
Pharmaceuticals - 0.4%	Warner Chilcott, Term Loan A, 5.50%, 10/14/14		881	878,046
	Warner Chilcott, Term Loan B, 5.75%, 3/30/15		441	439,023
	Warner Chilcott, Term Loan B1, 5.75%, 4/30/15		969	965,850
				2,282,919
Real Estate Management &	Enclave, Term Loan B, 6.14%, 3/01/12		3,000	360,864
Development - 0.9%	Georgian Towers, Term Loan, 6.14%, 3/01/12		3,000	341,721
	Pivotal Promontory, LLC, Term Loan (Second Lien),
	11.50%, 8/31/11 (b)(f)		750	37,500
	Realogy Corp., Delay Draw Term Loan, 3.28%, 10/10/13		1,550	1,314,271
	Realogy Corp., Initial Term Loan B, 3.29%, 10/10/13		985	835,070
	Realogy Corp., Synthetic Letter of Credit, 3.15%, 10/10/13		265	224,826
	Realogy Corp., Term Loan (Second Lien), 13.50%,
	10/15/17		2,250	2,316,375
				5,430,627
Software - 0.1%	Bankruptcy Management Solutions, Inc., Term Loan
	(First Lien), 4.23%, 7/31/12		945	406,457
Specialty Retail - 0.6%	Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan,
	2.49%, 10/21/13		1,250	1,147,916
	Eye Care Centers of America, Inc., Term Loan, 4.75%,
	3/01/12		519	502,523
	Michaels Stores, Inc. Term Loan B, 2.56%, 10/31/13		500	429,876
	OSH Properties LLC (Orchard Supply), Term Loan B,
	2.69%, 12/04/11		1,500	1,291,500
				3,371,815

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (a)		(000)	Value
Textiles, Apparel & Luxury	Hanesbrands Inc., Term Loan B, 5.03% - 5.25%,
	9/05/13	USD	728	$ 726,996
Goods - 0.2%	St. John Knits International, Inc., Term Loan, 9.25%,
	3/23/12		600	509,753
	Springer, Term Loan E, 3.29%, 9/16/12		45	42,651
				1,279,400
Trading Companies &	Beacon Sales Acquisition, Inc., Term Loan B, 2.23%,
Distributors - 0.2%	9/30/13		1,188	1,104,435
Wireless Telecommunication	Digicel International Finance Ltd., Tranche A, 2.81%,
Services - 0.3%	3/30/12		1,883	1,803,310
	Total Floating Rate Loan Interests - 51.1%			298,617,343
	Foreign Agency Obligations
	Peru Government International Bond, 8.38%, 5/03/16		4,871	5,966,975
	Turkey Government International Bond, 7.00%, 9/26/16		5,093	5,653,230
	Total Foreign Agency Obligations - 2.0%			11,620,205
			Beneficial
			Interest
	Other Interests (g)		(000)
Auto Components - 0.6%	Dayco (Mark IV) LLC Equity Interests		9	110,832
	Delphi Debtor in Possession Hold Co. LLP, Class B
	Membership Interests		1	3,551,607
	Lear Corp. Escrow		1,285	13
				3,662,452
Diversified Financial Services -	JG Wentorth LLC Preferred Equity Interests		1	1,183,924
0.2%
Health Care Providers &	Critical Care Systems International, Inc.		8	1,525
Services - 0.0%
Household Durables - 0.0%	Berkline Benchcraft Equity LLC		3	-
Media - 0.1%	New Vision LLC Holdings		35	287,505
	Total Other Interests - 0.9%			5,135,406
	Preferred Stocks		Shares
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)(h)		177	39,825
Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (h)		45,243	-
	Total Preferred Stocks - 0.0%			39,825
			Par
	U.S. Government Sponsored Agency Obligations		(000)
Agency Obligations - 2.9%	Fannie Mae, 7.25%, 1/15/10	USD	17,000	17,149,991
Mortgaged-Backed Securities -	Fannie Mae Guaranteed Pass-Through Certificates:
23.2%	5.00%, 12/15/24 (i)		121,000	128,524,749
	5.50%, 12/01/28 - 11/01/33 (j)		6,282	6,713,147
				135,237,896
	Total U.S. Government Sponsored
	Agency Obligations - 26.1%			152,387,887

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
	U.S. Treasury Obligations		(000)	Value
	U.S. Treasury Notes, 4.25%, 8/15/15	USD	1,815 $	2,007,844
	Total U.S. Treasury Obligations - 0.3%			2,007,844
Industry	Warrants (k)		Shares
Auto Components - 0.1%	Lear Corp. (expires 11/09/14) (b)		4,933	303,372
Machinery - 0.0%	Synventive Molding Solutions (expires 1/15/13) (b)		1	-
Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires
	3/26/19) (b)		51,701	1
Oil, Gas & Consumable Fuels -	Turbo Cayman Ltd. (No Expiration) (b)		2	-
0.0%
	Total Warrants - 0.1%			303,373
	Total Long-Term Investments
	(Cost - $745,548,604) - 120.1%			702,172,779
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund, Institutional
	Class, 0.16% (l)(m)		31,790,916	31,790,916
	Total Short-Term Securities
	(Cost - $31,790,916) - 5.4%			31,790,916
	Options Purchased		Contracts
Over-the-Counter Call	Marsico Parent Superholdco LLC, Strike Price USD 942.86,
Options	Expires 12/21/19, Broker, Goldman Sachs & Co.		46	46,000
	Total Options Purchased
	(Cost - $44,978) - 0.0%			46,000
	Total Investments
	(Cost - $777,384,498*) - 125.5%			734,009,695
	Liabilities in Excess of Other Assets - (25.5)%		(149,359,045)
	Net Assets - 100.0%		$ 584,650,650

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 777,921,911
Gross unrealized appreciation	$ 15,244,781
Gross unrealized depreciation	(59,156,997)
Net unrealized depreciation	$ (43,912,216)

(a) Variable rate security. Rate shown is as of report date.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) Convertible security.
(e) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-
income producing.

BlackRock Limited Duration Income Trust (BLW)

Schedule of Investments November 30, 2009 (Unaudited)

(h) Security is perpetual in nature and has no stated maturity date.
(i) Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing (selling) securities for which all specific information is not available at this time.

Unrealized
Counterparty	Value	Appreciation
Goldman Sachs & Co.	$ 128,524,748	$ 1,039,904

(j) All or a portion of security has been pledged as collateral for financial futures contracts.
(k) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	USD	(64,880,650)	$ 33,890

(m) Represents the current yield as of report date.
• For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and /or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Currency Abbreviations:

EUR		Euro
GBP		British Pound
USD		US Dollar
• Foreign currency exchange contracts as of November 30, 2009 were as follows:
Currency							Unrealized
Purchased			Currency Sold		Counterparty	Settlement Date	Depreciation
EUR	18,598,500		USD	27,686,417	Citibank NA	1/20/10	$ (235,108)
GBP		6,292,000	USD	10,289,176	Citibank NA	1/27/10	(57,773)
Total							$ (292,881)
• Financial futures contracts purchased as of November 30, 2009 were as follows:
Unrealized
Contracts			Issue		Expiration Date	Face Value	Appreciation
	47	5-Year U.S. Treasury Bond			March 2010	$ 5,464,220	$ 47,264

• Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2009 were as follows:

						Unrealized
	Pay Fixed			Notional Amount		Appreciation
Issuer	Rate	Counterparty	Expiration		(000)	(Depreciation)
K Hovnanian
Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2011	USD	800	$ (10,719)
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD	1,000	13,540
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD	1,300	(1,000)
Total						$ 1,821

• Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	US Dollar

BlackRock Limited Duration Income Trust (BLW)

Schedule of Investments November 30, 2009

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the
Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks	$ 796,419
Short Term Securities	31,790,916
Total Level 1	32,587,335
Level 2
Long-Term Investments:
Asset Backed Securities	9,380,137
Common Stocks	11,090
Corporate Bonds	211,925,137
Floating Rate Loan Interests	201,691,768
Foreign Agency Obligations	11,620,205
Preferred Stocks	39,825
U.S. Government Sponsored Agency
Obligations	152,387,887
U.S. Government Obligations
U.S. Treasury Obligations	2,007,844
Warrants	303,373
Total Level 2	589,367,266
Level 3
Long-Term Investments:
Asset Backed Securities	3,114,016
Common Stocks	86,455
Corporate Bonds	6,747,642
Floating Rate Loan Interests	96,925,575
Other Interests	5,135,406
Total Level 3	112,009,094
Total	$ 733,963,695

BlackRock Limited Duration Income Trust (BLW)

Schedule of Investments November 30, 2009

Valuation
Inputs	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	$ 47,264	-
Level 2	59,540	$ (304,600)
Level 3	-	(110,270)
Total	$ 106,804	$ (414,870)

1 Other financial instruments are swaps, financial futures contracts, options purchased, unfunded loan commitments and foreign currency exchange contracts. Swaps, financial futures contracts, unfunded loan commitments and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options purchased are shown at market value.

BlackRock Limited Duration Income Trust (BLW)

Schedule of Investments November 30, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in Securities

	Asset-Backed	Common	Corporate	Floating Rate	Other
	Securities	Stocks	Bonds	Loan Interests	Interests	Total
Balance, as of
August 31, 2009	$ 2,668,212	$ 81,956	$ 6,270,943	$ 83,910,390	$ 504,368	$ 93,435,869
Accrued
discounts/premiums	-	-	-	-	-	-
Realized gain
(loss)	-	-	(510)	(7,520,932)	-	(7,521,442)
Change in unrealized
appreciation/
depreciation[2]	(114,187)	4,499	2,499,896	18,824,817	681,081	21,896,106
Net purchases
(sales)	-	-	(1,076,882)	(11,399,986)	-	(12,476,868)
Net transfers in/out
of Level 3	559,991	-	(945,805)	13,111,286	3,949,957	16,675,429
Balance, as of
November 30, 2009	$ 3,114,016	$ 86,455	$ 6,747,642	$ 96,925,575	$ 5,135,406	$ 112,009,094

2 The change in unrealized appreciation/depreciation on securities still held as of November 30, 2009 was
$14,316,055.

The following is a reconciliation of other financial instruments for unobservable inputs
(Level 3) used in determining fair value:

Other Financial
Instruments[3]
Liabilities
Balance, as of August 31, 2009	$ 63,812
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	-
Net purchases (sales)	-
Net transfers in/out of Level 3	(174,082)
Balance, as of November 30, 2009	$ (110,270)

3Other financial instruments are unfunded loan commitments.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Limited Duration Income Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2010